Other financial assets (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Other Financial Assets - Current
Other financial assets - current consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Derivative financial instruments	US$	316.0	Rs.	23,913.0	Rs.	12,355.4
Loans to channel partners		19.7		1,487.6		885.2
Advances and other receivables recoverable in cash		333.2		25,214.3		26,543.0
Inter corporate deposits		0.6		46.9		23.1
Margin money with banks		—		—		1,495.8
Government grant receivables		56.8		4,296.9		5,003.1
Restricted bank deposits		56.8		4,297.0		3,652.3
Others		3.4		258.5		12.8

Total	US$	786.5	Rs.	59,514.2	Rs.	49,970.7

Summary of Other Financial Assets - Non-current
Other financial assets -
non-current
consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Derivative financial instruments	US$	302.8	Rs.	22,911.6	Rs.	9,111.4
Loans to channel partners		73.7		5,574.2		1,804.9
Advance and other receivables recoverable in cash		128.8		9,747.0		9,682.3
Margin money with banks		103.9		7,865.1		3,290.7
Government grants receivables		76.4		5,781.9		5,080.8
Loans to employees		3.8		286.7		262.9
Restricted deposits		11.1		839.5		751.1
Loans to joint arrangements		—		—		37.5
Others		30.6		2,317.5		2,144.4

Total	US$	731.1	Rs.	55,323.5	Rs.	32,166.0